Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of Loss From Operations Before Provision (Benefit)	Loss from operations before provision (benefit) for income taxes and associated tax provision (benefit) are summarized in the following table:
	Years ended December 31,
Net Income (Loss)	2022	2021
Domestic	$(1,486,848)	$(263,180)
Foreign	-	-
	$(1,486,848)	$(263,180)

Current
Federal	$-	$-
State	659	3,285
Foreign	-	-
Total Current	$659	$3,285

Deferred
Federal	$(270,482)	$(54,817)
State	(51,521)	(13,976)
Foreign	-	-

Schedule of Deferred Tax Assets and Liabilities	The significant components of the deferred tax assets and liabilities are summarized below:
	Years ended December 31,
	2022	2021
Deferred Tax Assets (Liabilities):
Net Operating Loss Carry-Forwards	$3,677,645	$3,319,927
Depreciable and Amortizable Assets	(20,520)	(20,520)
Stock Based Compensation	67,477	51,957
Beneficial Conversion Feature	556,265	609,101
Loss Reserve	457	457
Accrued Compensation	35,146	35,146
Other	31,509	29,908
Total	4,347,979	4,025,976
Less Valuation Allowance	(4,347,979)	(4,025,976)
Net Deferred Tax Assets (Liabilities)	$-	$-

Schedule of Reconciliation of the Income Tax	A reconciliation of the income tax provision using the statutory U.S. income tax rate compared with the actual income tax provision reported on the consolidated statements of operations is summarized in the following table:
	Years ended December 31,
	2022	2021
Statutory United States federal rate	21.00%	21.00%
State income tax, net of federal benefit	4.00	5.31
Change in valuation allowance	(22.50)	(26.14)
Stock based compensation	1.3
Other	(3.69)	-
Permanent differences	(0.11)	(0.17)
Effective tax rate benefit (provision)	0.00%	(0.00)%